Share-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-based compensation

2011 Equity Incentive Plan

In March 2011, the Company adopted its Equity Incentive Plan, or 2011 Plan, to attract and retain the most highly qualified and capable professionals and to promote the success of its business. This Plan is being used to reward certain employees for the success of the Company’s business through an annual award program. The 2011 Plan permits grants of awards relating to class A shares, including awards in the form of shares (also referred to as stock), options, restricted shares, restricted share units, share appreciation rights, performance awards and other share-based awards as will be determined by the Company’s Board of Directors. The maximum number of shares that may be issued under the 2011 Plan is 2.5% of the Company’s total outstanding class A and class B shares immediately following its initial public offering.

The Company made a special grant of stock options and restricted share units in 2011 in connection with its initial public offering, which are totally vested. The Company also made recurring grants of stock options and restricted share units in each of the fiscal years from 2011 to 2016 (for fiscal years 2016 and 2015 only restricted share units). Both types of these recurring annual awards vest as follows: 40% on the second anniversary of the date of grant and 20% on each of the following three anniversaries. For all grants, each stock option granted represents the right to acquire a Class A share at its grant-date fair market value, while each restricted share unit represents the right to receive a Class A share when vested. The exercise right for the stock options is cumulative and, once such right becomes exercisable, it may be exercised in whole or in part during quarterly window periods until the date of termination, which occurs at the seventh anniversary of the date of grant. On June 28, 2016, 1,117,380 stock option units were converted to a liability award maintaining the original conditions of the 2011 Plan.

The Company utilizes a Black-Scholes option-pricing model to estimate the value of stock options at the grant date. The value of restricted shares units is based on the quoted market price of the Company’s class A shares at the grant date. The following variables and assumptions were used by the Company for purposes of measuring its stock options award at 2014 grant date (on the second quarter of the year):

2011 Equity Incentive Plan (continued)

2014
Grant-date stock price (i)	8.58
Weighted-average strike price	8.58
Expected volatility (ii)	35.5%
Dividend yield	2.8%
Risk-free interest rate	1.3%
Expected term	4.1

(i)	Equal to the quoted market price per Class A share at market-closing of the date of grant.

(ii)	Based on implied volatility of the Company’s Class A shares.

The resulting value of stock options and restricted share units granted was $nil and $4,067, respectively, during fiscal year 2016, $nil and $5,844, respectively, during fiscal year 2015 and $491 and $2,723, respectively, during fiscal year 2014.

The Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. The Company recognized stock-based compensation expense in the amount of $3,303, $2,788 and $6,163 during fiscal years 2016, 2015 and 2014, respectively, of which $nil, $210 and $2,503 relates to the special awards granted in connection with the initial public offering. Stock-based compensation expense is included within “General and administrative expenses” in the consolidated statements of income (loss).

The Company recognized $688, $(1,581) and $678 of related income tax benefit (expense) during fiscal years 2016, 2015 and 2014, respectively.

Stock Options

The following table summarizes the activity of stock options during fiscal years 2016, 2015 and 2014:

	Units	Weighted-average strike price	Weighted-average grant-date fair value
Outstanding at December 31, 2013	2,433,888	18.57	5.26
2014 annual grant	247,475	8.58	1.98
Forfeitures	(130,528)	18.14	5.27
Outstanding at December 31, 2014	2,550,835	17.62	4.94
Forfeitures	(141,130)	16.54	5.02
Expired (i)	(383,811)	20.01	5.41
Outstanding at December 31, 2015	2,025,894	21.03	5.87
Forfeitures	(80,734)	10.30	2.68
Expired (i)	(51,305)	14.05	4.02
Modification (ii)	(1,117,380)	19.07	5.30
Outstanding at December 31, 2016	776,475	15.55	4.46
Exercisable at December 31, 2016	584,103	16.99	4.88

(i) As of December 31, 2016 and 2015, Additional paid-in capital included $206 and $2,077 respectively, related to expired stock options.

2011 Equity Incentive Plan (continued)

Stock Options (continued)

(ii) Corresponds to stock options converted to a liability award. The employees affected by this modification were 104. There were no incremental compensation costs resulting from the modification. As of December 31, 2016, the accumulated Additional paid-in capital related to these units as from the grant date amounts to $5,820 (net of $9 reclassified to "Accrued payroll and other liabilities non-current" in the Company’s consolidated balance sheet. The accrued liability is remeasured on a monthly basis until settlement. The following table provides a summary of the outstanding and exercisable units related to the modification:

	Units	Weighted-average strike price	Weighted-average grant-date fair value
Outstanding at the modification	1,117,380	19.07	0.01
Forfeitures	(10,020)	14.33
Expired (i)	(173,961)	20.14
Outstanding at December 31, 2016	933,399	18.92	0.01
Exercisable at December 31, 2016	842,986	19.41	0.01

(i) As of December 31, 2016, Additional paid-in capital included $926, related to expired stock options.

The following table provides a summary of outstanding stock options at December 31, 2016:

	Vested (i)	Non-vested (ii)	Total
Number of units outstanding	584,103	192,372	776,475
Weighted-average grant-date fair market value per unit	4.88	3.18	4.46
Total grant-date fair value	2,852	612	3,464
Weighted-average accumulated percentage of service	100	81.4	96.7
Stock-based compensation recognized in Additional paid-in capital	2,852	498	3,350
Compensation expense not yet recognized (iii)	—	114	114

(i)	Related to exercisable awards.

(ii)	Related to awards that will vest between fiscal years 2017 and 2019.

(iii)	Expected to be recognized in a weighted-average period of 0.6 years.

Restricted Share Units

The following table summarizes the activity of restricted share units during fiscal years 2016, 2015 and 2014:

	Units	Weighted-average grant-date fair value
Outstanding at December 31, 2013	942,068	18.36
2014 annual grant	317,351	8.58
Partial vesting of 2011 grant	(274,314)	21.20
Partial vesting of 2012 grant	(74,303)	14.35
Forfeitures	(47,947)	15.11
Outstanding at December 31, 2014	862,855	14.38
2015 annual grant	923,213	6.33
Partial vesting of 2011 grant	(222,781)	21.20
Partial vesting of 2012 grant	(31,772)	14.35
Partial vesting of 2013 grant	(68,300)	14.31
Forfeitures	(233,005)	9.88
Outstanding at December 31, 2015	1,230,210	7.96
2016 annual grant	865,291	4.70
Partial vesting of 2011 grant	(27,075)	21.20
Partial vesting of 2012 grant	(24,653)	14.35
Partial vesting of 2013 grant	(26,054)	14.31
Partial vesting of 2014 grant	(94,546)	8.58
Forfeitures	(142,176)	6.64
Outstanding at December 31, 2016	1,780,997	6.07
Exercisable at December 31, 2016	—	—

As of December 31, 2016, all Class A Shares were issued. Hence, the accumulated compensation expense related to partial vesting was reclassified from "Additional paid-in capital" to "Common stock".

The following table provides a summary of outstanding restricted share units at December 31, 2016:

Number of units outstanding (i)	1,780,997
Weighted-average grant-date fair market value per unit	6.07
Total grant-date fair value	10,807
Weighted-average accumulated percentage of service	49.67
Stock-based compensation recognized in Additional paid-in capital	5,368
Compensation expense not yet recognized (ii)	5,439

(i)	Related to awards that will vest between fiscal years 2017 and 2021.

(ii)	Expected to be recognized in a weighted-average period of 2.0 years.